Cash and cash equivalents and cash flow supporting notes (Details 2) £ in Thousands	12 Months Ended
Dec. 31, 2017 GBP (£)
Statement Line Items [Line Items]
At 1 January 2017	£ 23
Cash Flows	5,237
Foreign Exchange	(42)
At 31 December 2017	5,218
Non-current liabilities, borrowings [Member]
Statement Line Items [Line Items]
At 1 January 2017
Cash Flows	5,249
Foreign Exchange	(42)
At 31 December 2017	5,207
Current liabilities, borrowings [Member]
Statement Line Items [Line Items]
At 1 January 2017	23
Cash Flows	(12)
Foreign Exchange
At 31 December 2017	£ 11